EQUITY	12 Months Ended
Jun. 30, 2026
Equity:
EQUITY

NOTE 14 – EQUITY

Share Consolidations and Share Capital Reorganization

On December 30, 2025, the shareholders of the Company approved one or more share consolidations of authorized and issued ordinary shares at ratios ranging from 1-for-5 to 1-for-5,000, an increase in authorized share capital from $50,000 to a maximum of $1,750,000,000, and the adoption of an amended and restated memorandum and articles of association to reflect such changes. Pursuant to such shareholder approval, the Company effected a 1-for-100 share consolidation on March 27, 2026, with every 100 issued and outstanding ordinary shares of par value of $0.0001 each consolidated into 1 issued and outstanding ordinary share of par value of $0.01 each.

On April 30, 2026, the shareholders of the Company approved resolutions to increase its share capital: (i) increase in the Company’s authorized share capital to $35,000,000, divided into 3,150,000,000 Class A Ordinary Shares of par value of $0.01 each and 350,000,000 Class B Ordinary Shares of par value of $0.01 each, and (ii) a share capital reduction, subdivision and cancellation, pursuant to which the par value of each issued and outstanding Class A Ordinary Share and Class B Ordinary Share was reduced from US$0.01 to US$0.00001. In addition, the shareholders of the Company authorized the board of directors of the Company to effect, in its sole discretion within two years following the meeting, a consolidation of the Company’s issued and unissued share capital at a ratio of 1-for-200. The 1-for-200 share consolidation became effective on August 3, 2026 (see Note 19).

Subsequent to the share capital increase and 1-for-200 share consolidation, the authorized number of Class A ordinary shares was 15,750,000 with a par value of $0.002 per share, the authorized number of Class B ordinary shares was 1,750,000 with a par value of $0.002 per share.

On September 22, 2026, the shareholders of the Company approved resolutions to increase its share capital. The authorized share capital of the Company was increased from $35,000 to $7,000,000 by increasing the number of authorized Class A ordinary shares from 15,750,000 to 3,150,000,000 and Class B ordinary shares from 1,750,000 to 350,000,000. Following the increase, the authorized share capital of the Company was $7,000,000, divided into 3,150,000,000 Class A ordinary shares and 350,000,000 Class B ordinary shares, each with a par value of $0.002.

The Company’s shareholders also approved a share capital reorganization following the share capital increase and subject to satisfaction of relevant regulatory and filing requirements, which was to reduce the par value of each Class A and Class B ordinary share from $0.002 to $0.00001, and reduce authorized share capital from $7,000,000 to $35,000, with the resulting credit transferred to a distributable reserve. As of the date of this report, the Company has completed all requisite filings in the Cayman Islands in connection with the share capital reorganization and has effectuated the par value reduction from $0.002 to $0.00001. As of the date of this annual report, the Company’s authorized share capital is $35,000 divided into 3,150,000,000 Class A ordinary shares and 350,000,000 Class B ordinary shares, each with a par value of $0.00001.

Equity Transactions

On December 22, 2025, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain investors for a private placement offering (the “Private Placement”) of an aggregate of 120,000,000 (6,000 shares post share consolidation) class A ordinary shares of the Company, par value $0.0001 ($2 post share consolidation) per share, at the subscription price of $0.25 ($5000 post share consolidation) per share. In connection with the Private Placement, the Company received RMB 210 million (approximately $29.9 million) and issued 120,000,000 (6,000 shares post share consolidation) shares of Class A ordinary shares to the investors on December 25, 2025.

On February 13, 2026, the Company entered into a Sales Agreement (the “ATM program”) with a sales agent. Pursuant to the terms of the Sales Agreement, the Company may from time to time issue and sell, through the sales agent, up to $20 million of the Company’s Class A Ordinary Shares with a par value of $0.0001 per share ($0.02 per share post share consolidation). During February 2026 and March 2026, the Company sold 166,646,300 Class A Ordinary Shares (8,333 shares post share consolidation) via an at-the-market program under the Sales Agreement and raised $9.3 million in gross proceeds. After deducting fees to the sales agent, the Company received net proceeds of approximately $7.7 million.

Non-controlling interests consisted of the following:

	June 30, 2026
	Yangzhou Bangshijie	Nanjing Bangshijie	Total
Accumulated deficit	$(3,055)	$(66,750)	$(69,805)
Accumulated other comprehensive income (loss)	37	(72)	(35)
Total non-controlling interests	$(3,018)	$(66,822)	$(69,840)

	June 30, 2025
	Yangzhou Bangshijie	Nanjing Bangshijie	Total
Accumulated deficit	$(2,999)	$(63,875)	$(66,874)
Accumulated other comprehensive income	182	3,111	3,293
Total non-controlling interests	$(2,817)	$(60,764)	$(63,581)

Yangzhou Bangshijie is a limited liability company incorporated on December 2, 2019, under the laws of China; Li Bang Kitchen Appliance holds a 90% equity interest. Nanjing Bangshijie is a limited liability company incorporated on November 25, 2019, under the laws of China; Li Bang Kitchen Appliance holds a 95% equity interest.

No capital contributions were received from non-controlling shareholders during the years ended June 30, 2026, 2025 and 2024.